Consolidated Statements Of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning balance, shares at Dec. 31, 2013		785.7
Beginning balance, amount at Dec. 31, 2013		$ 7.9	$ 4,157.6	$ 18,005.3	$ 214.5	$ 66.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	$ 2,598.4			2,598.4
Other comprehensive income (loss)	(1,648.2)				(1,648.2)
Dividends declared				(280.7)
Common stock-based award activity, shares		5.2
Common stock-based award activity, value		$ 0.0	258.2
Common stock issued in connection with LYONs' conversions, shares		1.6
Common stock issued in connection with LYONs' conversions, value		$ 0.0	65.1
Shares redeemed through the distribution of the communications business, value	0.0
Change in noncontrolling interests						5.6
Ending balance, shares at Dec. 31, 2014		792.5
Ending balance, amount at Dec. 31, 2014		$ 7.9	4,480.9	20,323.0	(1,433.7)	71.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	3,357.4			3,357.4
Other comprehensive income (loss)	(877.5)				(877.5)
Dividends declared				(376.4)
Common stock-based award activity, shares		7.8
Common stock-based award activity, value		$ 0.1	443.9
Common stock issued in connection with LYONs' conversions, shares		1.3
Common stock issued in connection with LYONs' conversions, value		$ 0.0	56.4
Shares redeemed through the distribution of the communications business, value	(2,291.7)			(2,291.7)
Change in noncontrolling interests						2.0
Ending balance, shares at Dec. 31, 2015		801.6
Ending balance, amount at Dec. 31, 2015	23,764.0	$ 8.0	4,981.2	$ 21,012.3	(2,311.2)	73.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares held as Treasury shares				26.0
Net earnings for the year	2,553.7			$ 2,553.7
Other comprehensive income (loss)	(690.3)				(690.3)
Dividends declared				(393.6)
Common stock-based award activity, shares		5.8
Common stock-based award activity, value		$ 0.1	322.6
Common stock issued in connection with LYONs' conversions, shares		0.3
Common stock issued in connection with LYONs' conversions, value		$ 0.0	9.1
Shares redeemed through the distribution of the communications business, value	0.0
Distribution of Fortive Corporation				(2,468.9)	(20.2)
Change in noncontrolling interests						0.3
Ending balance, shares at Dec. 31, 2016		807.7
Ending balance, amount at Dec. 31, 2016	23,076.8	$ 8.1	5,312.9	20,703.5	(3,021.7)	74.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	506.1			506.1
Other comprehensive income (loss)	316.5				316.5
Dividends declared				(97.2)
Common stock-based award activity, shares		2.1
Common stock-based award activity, value		$ 0.0	58.7
Common stock issued in connection with LYONs' conversions, shares		0.0
Common stock issued in connection with LYONs' conversions, value		$ 0.0	0.1
Change in noncontrolling interests	63.0		(1.2)			(68.7)
Ending balance, shares at Mar. 31, 2017		809.8
Ending balance, amount at Mar. 31, 2017	$ 23,791.1	$ 8.1	$ 5,370.5	$ 21,112.4	$ (2,705.2)	$ 5.3